Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Commitment for Minimum Lease Payments

The Company’s commitment for minimum lease payments under the operating lease that is within twelve months as of December 31, 2022 as follow:

Twelve months ending December 31,	Minimum lease payment
2023	330,335
2024	337,123
2025	113,119
2026-2027	-
Total future lease payment	780,577
Amount representing interest	(16,751)
Present value of operating lease liabilities	763,826
Less: current portion	(319,255)
Long-term portion	444,571

Schedule of Other Supplemental Information

The following summarizes other supplemental information about the Company’s operating lease as of December 31, 2022:

Weighted average discount rate	2.84%
Weighted average remaining lease term (years)	2.0 years